ACQUISITIONS - Crystal Orange (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 25, 2017 CNY (¥)	Dec. 31, 2017 USD ($) segment item	Dec. 31, 2017 CNY (¥) segment item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)
Acquisitions
Net revenue		$ 1,255,736	¥ 8,170,196	¥ 6,538,631	¥ 5,774,624
Net income		190,155	¥ 1,237,202	804,615	436,600
Summary of the fair values of the assets acquired and liabilities assumed
Goodwill		$ 348,087		¥ 171,504	¥ 108,344	¥ 2,264,758	¥ 64,654
Number of operating segments | segment		1	1
Number of reporting units | item		1	1
Minimum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment		5 years	5 years	5 years	5 years
Maximum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment		10 years	10 years	10 years	10 years
Crystal Orange
Acquisitions
Percentage of ownership interest acquired	100.00%
Cash consideration	¥ 3,760,000
Net revenue			¥ 776,922
Net income			100,197
Business acquisition, pro forma information
Pro forma net revenue			8,571,372	¥ 7,473,851
Pro forma net income			¥ 1,275,788	¥ 858,012
Summary of the fair values of the assets acquired and liabilities assumed
Current assets						137,314
Property and equipment						842,102
Goodwill						2,093,254
Other noncurrent assets						130,813
Current liabilities						(222,205)
Noncurrent liabilities						(179,985)
Deferred tax liabilities						(322,797)
Noncontrolling interest						(4,206)
Total						3,765,478
Number of reporting units | item		1	1
Number of reporting unit goodwill allocated to | item		1	1
Business combination cost related to consultation services agreements and option cancellation agreement	¥ 256,300
Transaction costs						46,000
Crystal Orange | Minimum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment		3 years	3 years
Crystal Orange | Maximum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment		20 years	20 years
Crystal Orange | Favorable lease agreements
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets						90,704
Crystal Orange | Franchise agreement
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets						58,691
Brand name | Crystal Orange
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets						¥ 1,141,793